DEFERRED TAX ASSETS AND LIABILITIES (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred Tax Assets And Liabilities
As of January 1, 2020		$ 1,182	¥ 7,506	¥ (2,982)
Upon initial recognition of the Equity Investments	[1]	(702)	(4,463)	4,794
Charged/(credited) to the statement of profit or loss during the year (Note 8)		(25)	(159)	5,694
Currency translation differences		(64)	(406)
As of December 31, 2020		$ 391	¥ 2,478	¥ 7,506

[1]	Upon the completion of the Equity Investment (Note 22.1 (a) (i)) on August 17, 2020, the Company recognized a deferred tax liability associated with the difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price based on the statutory tax rate of 16.5% and charged the impact to other capital reserves. Upon the completion of the acquisition of PST Technology (Note 29) on July 27, 2021, the corresponding deferred tax liability was reversed through other capital reserves along with the transfer of 120,000,000 shares of FARL, as part of the acquisition consideration.